UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 401

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 401

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1 (405) 778-8377

Date of fiscal year end: April 30, 2021

Date of reporting period: October 31, 2020

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR § 270.30e-1) is attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

Nifty India Financials ETF

Semi-Annual Report

October 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (the “Commission”), paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of your shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Nifty India Financials ETF

Table of Contents

The Fund files its complete schedule of Fund holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT within sixty days after the end of the period. The Fund’s Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

Exchange Traded Concepts, LLC’s proxy voting policies and procedures are attached to the Fund’s Statement of Additional Information (the “SAI”). The SAI, as well as information relating to how the Fund voted proxies relating to the Fund’s securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (855)-212-4633 and (ii) on the Commission’s website at http://www.sec.gov.

Nifty India Financials ETF

Schedule of Investments

October 31, 2020 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.4%
INDIA — 99.4%
Financials — 99.4%
Axis Bank*	17,424	$115,796
Bajaj Finance	2,220	99,126
Bajaj Finserv	1,308	98,372
Bajaj Holdings & Investment	1,528	47,561
Cholamandalam Investment and Finance	12,024	44,335
HDFC Asset Management	1,624	49,311
HDFC Bank*	28,980	462,831
HDFC Life Insurance*	13,200	105,046
Housing Development Finance	14,812	384,463
ICICI Bank	57,024	302,097
ICICI Lombard General Insurance*	5,960	99,404
ICICI Prudential Life Insurance*	11,848	64,486
Kotak Mahindra Bank*	5,448	113,757
Mahindra & Mahindra Financial Services	18,128	29,917
Piramal Enterprises	3,444	58,661
Power Finance	35,508	41,733
REC	28,376	39,382
SBI Life Insurance*	9,108	94,530
Shriram Transport Finance	5,724	53,561
State Bank of India	40,108	102,425
Total Common Stock (Cost $2,485,735)		2,406,794
Total Investments — 99.4% (Cost $2,485,735)		$2,406,794

Percentages based on Net Assets of $2,421,915.

*          Non-income producing security.

As of October 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ending October 31, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Nifty India Financials ETF

Statement of Assets and Liabilities

October 31, 2020 (Unaudited)

Assets:
Investments at Cost	$2,485,735
Investments at Fair Value	$2,406,794
Cash and Cash Equivalents	3,199
Receivable for Investment Securities Sold	12,431
Total Assets	2,422,424
Liabilities:
Advisory Fees Payable	509
Total Liabilities	509
Net Assets	$2,421,915
Net Assets Consist of:
Paid-in Capital	$2,504,984
Total Distributable Losses	(83,069)
Net Assets	$2,421,915

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	100,000
Net Asset Value, Offering and Redemption Price Per Share	$24.22

The accompanying notes are an integral part of the financial statements.

Nifty India Financials ETF(1)

Statement of Operations

For the period ended October 31, 2020 (Unaudited)

Expenses:
Advisory Fees	$509
Total Expenses	509
Net Investment Loss	(509)
Net Realized Gain (Loss) on:
Investments	1,233
Net Realized Loss on Foreign Currency Transactions	(4,852)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(78,941)
Net Realized and Unrealized Loss on Investments	(82,560)
Net Decrease in Net Assets Resulting from Operations	$(83,069)

(1)   Commenced operations on October 20, 2020

The accompanying notes are an integral part of the financial statements.

Nifty India Financials ETF(1)

Statement of Changes in Net Assets

Period Ended October 31, 2020(1)
Operations:
Net Investment Loss	$(509)
Net Realized Loss on Investments and Foreign Currency Transactions	(3,619)
Net Change in Unrealized Depreciation on Investments	(78,941)
Net Decrease in Net Assets Resulting from Operations	(83,069)
Capital Share Transactions:
Issued	2,504,984
Increase in Net Assets from Capital Share Transactions	2,504,984
Total Increase in Net Assets	2,421,915
Net Assets:
Beginning of Period	—
End of Period	$2,421,915
Share Transactions:
Issued	100,000
Net Increase in Shares Outstanding from Share Transactions	100,000

(1)   Commenced operations on October 20, 2020

Amounts designated as $ – are $0.

The accompanying notes are an integral part of the financial statements.

Nifty India Financials ETF

Financial Highlights

Selected Per Share Data & Ratios

For the period ended October 31, 2020 (Unaudited)

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Loss*	Net Realized and Unrealized Loss on Investments	Total from Operations	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Market Price, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment (Loss) to Average Net Assets	Portfolio Turnover(2)
2020@	$ 25.00	$ (0.01)	$ (0.77)	$ (0.78)	$ 0.00	$ 24.22	$ 24.13	$ (3.12)	$ 2,422	0.75%(3)	(0.75)%(3)	1%

*    Per share data calculated using average shares method.

@     Commenced operations on October 20, 2020.

(1)   Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Capital shares.

(2)   Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized.

(3)   Annualized.

The accompanying notes are an integral part of the financial statements.

Nifty India Financials ETF

Notes to the Financial Statements

October 31, 2020 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Commission under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the Nifty India Financials ETF (the “Fund”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Nifty Financial Services 25/50 Index (the “Index”). The Fund is classified as a “non-diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the (“Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund. The Fund commenced operations on October 20, 2020.

Shares of the Fund are listed and traded on NYSE Arca, Inc. (the “Exchange”) Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, typically at least 25,000 shares, called “Creation Units”. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Index. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies ASC (“ASC 946”), and concluded that the Fund meets criteria of an “investment company,” and therefore, the Fund prepares its financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid for long positions and the most recent ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Nifty India Financials ETF

Notes to the Financial Statements

October 31, 2020 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s Fair Value Procedures. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board. The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time, when under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•     Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•     Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•     Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended October 31, 2020 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended October 31, 2020, there have been no significant changes to the Fund’s fair valuation methodologies.

Nifty India Financials ETF

Notes to the Financial Statements

October 31, 2020 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of October 31, 2020, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. The Fund may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — The Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Fund issues and redeems shares at NAV and only in Creation Units, or multiples thereof. Except when aggregated in Creation Units, shares are not redeemable securities. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $1,000 per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units created in the transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $1,000 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed in the transaction. The Fund may charge, in addition to the fixed creation transaction fee, a variable fee for creations and redemptions may be imposed for cash purchases or redemptions, non-standard orders, or partial cash purchases or redemptions for the Fund. In all cases, such fees will be limited in accordance with the requirements of the Commission applicable to management investment companies offering redeemable securities.

Nifty India Financials ETF

Notes to the Financial Statements

October 31, 2020 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Shares of the Fund may only be purchased or redeemed directly from the Fund by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase and sell shares of the Fund in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged.

The following table discloses the Fund’s Creation Unit breakdown based on the NAV as of October 31, 2020:

Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
25,000	$ 1,000	$ 605,000	$ 1,000

The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. To the extent the Fund permits the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund at all or a portion of the applicable deposit securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount of 115% of the daily mark-to-market of the missing deposit securities. Amounts are disclosed as Segregated Cash Balance with Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

3. AGREEMENTS

Investment Advisory Agreement

The Adviser is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 401, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as investment adviser to the Trust, including the Fund, pursuant to an investment advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Fund. The Adviser is responsible for the day to day management of the Fund, including, among other things, and trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% on the average daily net assets of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

Nifty India Financials ETF

Notes to the Financial Statements

October 31, 2020 (Unaudited) (Continued)

3. AGREEMENTS (continued)

Fund Sponsor

The Adviser has entered into an agreement with NextFins, LLC, or the Sponsor, pursuant to which the Sponsor has agreed to assume the obligation of the Adviser to pay all expenses of the Fund, except the Excluded Expenses, and provide administrative and marketing support to the Fund. For its services, the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of the Fund. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the period ended October 31, 2020, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s Custodian and Transfer Agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

Certain officers and an interested trustee of the Trust may also be officers of the Administrator, the Advisor or Distributor or its affiliates. They receive no fees for serving as officers or interested trustee of the Trust.

4. INVESTMENT TRANSACTIONS

For the period ended October 31, 2020*, the purchases and sales of investments in securities, long-term U.S. Government and short-term securities were:

Purchases	Sales and Maturities
$ 2,496,934	$ 12,431

For the period ended October 31, 2020*, there were no purchases or sales of long-term U.S. Government securities for the Fund.

*    Commenced operations on October 20, 2020.

Nifty India Financials ETF

Notes to the Financial Statements

October 31, 2020 (Unaudited) (Continued)

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to, distributable earnings (loss) and paid-in capital, as appropriate, in the year that the differences arise.

The Fund commenced operations on October 20, 2020 and has not completed its fiscal year ended.

For Federal income tax purposes, the cost of securities owned at October 31, 2020, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2020, were as follows:

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
$ 2,485,735	$ 23,531	$ (102,472)	$ (78,941)

6. RISKS OF INVESTING IN THE FUND

As with all exchanged traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities and instruments issued by or economically tied to U.S. issuers.

Cash Transactions Risk: The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. As a result, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV.

Common Stock Risk: Common stock holds the lowest priority in the capital structure of a company and, therefore, takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Currency Exchange Rate Risk: Changes in currency exchange rates and the relative value of the Indian rupee will affect the value of the Fund’s investment and the value of your Fund shares. Because the Fund’s net asset value (“NAV”) is determined in U.S. dollars, the Fund’s NAV could decline if the value of the rupee depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in rupees, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Nifty India Financials ETF

Notes to the Financial Statements

October 31, 2020 (Unaudited) (Continued)

6. RISKS OF INVESTING IN THE FUND (continued)

Depositary Receipt Risk: Depositary receipts are subject to the risks associated with investing directly in foreign securities. In addition, investments in depositary receipts may be less liquid than the underlying shares in their primary trading market.

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity Risk: The prices of equity securities in which the Fund invests may rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole.

Emerging Markets Securities Risk: Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of the Fund’s portfolio holdings trade in markets that are closed when the Fund’s market is open, there may be valuation differences that could lead to differences between the Fund’s market price and the value of the Fund’s portfolio holdings.

Indian Securities Risk: Investment in Indian securities involves risks in addition to those associated with investments in securities of issuers in more developed countries, which may adversely affect the value of the Fund’s assets. Such heightened risks include, among others, political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

The securities market of India is considered an emerging market that is characterized by a small number of listed companies that have significantly smaller market capitalizations, greater price volatility and substantially less liquidity than companies in more developed markets. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment. This will affect the rate at which the Fund is able to invest in securities of Indian companies, the purchase and sale prices for such securities, and the timing of purchases and sales. Certain restrictions on foreign investment may decrease the liquidity of the Fund’s portfolio, subject the Fund to higher transaction costs, or inhibit the Fund’s ability to track the Index. The Fund’s investments in securities of issuers located or operating in India, as well as its ability to track the Index, also may be limited or prevented, at times, due to the limits on foreign ownership imposed by the Reserve Bank of India (“RBI”).

Because the Fund invests primarily in the securities of companies in India, it will be impacted by events or conditions affecting India. Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in that country and in surrounding or related countries

Nifty India Financials ETF

Notes to the Financial Statements

October 31, 2020 (Unaudited) (Continued)

6. RISKS OF INVESTING IN THE FUND (continued)

and have a negative impact on the Fund’s performance. There may be less reliable or publicly-available information about the Indian market due to non-uniform regulatory, accounting, auditing or financial recordkeeping standards, which could cause errors in the implementation of the Fund’s investment strategy and in index data, computation, and construction. For these reasons, the Index Provider’s due diligence and oversight process with respect to index data, computation, construction and rebalancing may be limited, all of which may have an adverse impact on the Fund. The Fund’s performance may depend on issues other than those that affect U.S. companies and may be adversely affected by different rights and remedies associated with emerging market investments, or the lack thereof, compared to those associated with U.S. companies. The Indian economy may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy. Despite recent downturns, the Indian economy has experienced generally sustained growth during the last several years. There are no guarantees this will continue. While the Indian government has implemented economic structural reforms with the objective of liberalizing India’s exchange and trade policies, reducing the fiscal deficit, controlling inflation, promoting a sound monetary policy, reforming the financial sector, and placing greater reliance on market mechanisms to direct economic activity, there can be no assurance that these policies will continue or that the economic recovery will be sustained. Religious and border disputes persist in India. In addition, India has experienced civil unrest and hostilities with neighboring countries such as Pakistan. The Indian government has confronted separatist movements in several Indian states. Investment and repatriation restrictions in India may impact the ability of the Fund to track its Index. Each of the factors described above could have a negative impact on the Fund’s performance and increase the volatility of the Fund.

Index Tracking Risk: The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index.

Industry Concentration Risk: Because the Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries. As of June 12, 2020, the Index was concentrated in the banks industry group and insurance industry group.

Banks Industry Group Risk: The Fund is subject to risks faced by companies in the banks industry group, including extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects on profitability due to increases in interest rates or loan losses (which usually increase in economic downturns, which could lead to insolvency or other negative consequences); severe price competition; economic conditions; credit rating downgrades; and increased inter-industry consolidation and competition. This sector has experienced significant losses in the past, and the impact of more stringent capital requirements and of recent or future regulation on any individual bank or on the industry as a whole cannot be predicted.

Insurance Industry Group Risk: The insurance industry group may be significantly affected by changes in interest rates, catastrophic events, price and market competition, the imposition of premium rate caps, or other changes in government regulation or tax law, among other factors.

Issuer-Specific Risk: Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Nifty India Financials ETF

Notes to the Financial Statements

October 31, 2020 (Unaudited) (Continued)

6. RISKS OF INVESTING IN THE FUND (continued)

Large Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk: Because the Fund is an exchange-traded fund (“ETF”), only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Market Risk: The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Small- and Mid-Capitalization Risk: The small- and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small- and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

New/Smaller Fund Risk: A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size, in which case it could ultimately liquidate. The Fund may be liquidated by the Board of Trustees without a shareholder vote. In a liquidation, shareholders of the Fund will receive an amount equal to the Fund’s NAV, after deducting the costs of liquidation, including the transaction costs of disposing of the Fund’s portfolio investments. Receipt of a liquidation distribution may have negative tax consequences for shareholders. Additionally, during the Fund’s liquidation all or a portion of the Fund’s portfolio may be invested in a manner not consistent with its investment objective and investment policies.

Operational Risk: The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Passive Investment Risk: The Fund is not actively managed and, therefore, the Fund would not sell a security due to current or projected underperformance of the security, industry or sector, unless that security is removed from the Index or selling the security is otherwise required upon a rebalancing of the Index.

Regulatory Risk: The Fund is registered as a foreign portfolio investor (“FPI”) with the Securities and Exchange Board of India (“SEBI”) in order to have the ability to make and dispose of investments in Indian securities. There can be no assurance that the Fund will qualify or continue to qualify as an FPI under the SEBI FPI Regulations, 2019, or

Nifty India Financials ETF

Notes to the Financial Statements

October 31, 2020 (Unaudited) (Continued)

6. RISKS OF INVESTING IN THE FUND (continued)

that the Indian regulatory authorities will continue to grant such qualifications, and the loss of such qualifications could adversely impact the ability of the Fund to make and dispose of investments in India. Investments by FPIs in Indian securities are also subject to certain limits and restrictions under applicable law, and the application of such limits and restrictions could adversely impact the ability of the Fund to make investments in India.

Sector Focus Risk: The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While the Fund’s sector exposure is expected to vary over time based on the composition of the Index, the Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which the Fund may have exposure over time and should not be relied on as such.

Financials Sector Risk: Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets.

Trading Risk: Shares of the Fund may trade on the NYSE Arca, Inc. (the “Exchange”) above or below their NAV. The NAV of the Fund’s shares will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable.

7. OTHER

At October 31, 2020, the records of the Trust reflected that 100% of the Fund’s total shares outstanding were held by one Authorized Participant, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

8. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The adoption of this guidance did not have a material impact on the financial statements.

9. RECENT MARKET EVENTS

The spread of COVID-19 around the world has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to the COVID-19 pandemic, as well as its impact on the U.S. and international economies. The operational and financial performance of the issuers of securities in which the Fund invest depends on future developments, including the duration and spread of the outbreak, and such developments may in turn impact the value of a Fund’s investments. The ultimate impact of the COVID-19 pandemic on the financial performance of the Fund’s investments is not reasonably estimable at this time.

Nifty India Financials ETF

Notes to the Financial Statements

October 31, 2020 (Unaudited) (Concluded)

10. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

Nifty India Financials ETF

Board Consideration of Approval of Advisory Agreement

October 31, 2020 (Unaudited)

At a meeting on May 28, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered and approved an investment advisory agreement between Exchange Traded Concepts, LLC (“ETC” or the “Adviser”) and the Trust, on behalf of the Nifty India Financials ETF (the “Fund”) (the “Agreement”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreement must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and the Adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement.

Consistent with these responsibilities, in preparation for the Meeting, the Board requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Board received an overview of the Adviser’s operations and management of the Fund, including comparative fee data and a profitability analysis, and also reviewed information regarding compliance oversight. The Board reviewed the Adviser’s overall business generally. At the Meeting, representatives from the Adviser presented additional information to help the Board evaluate the Adviser’s advisory fee and other aspects of the Agreement. The Board discussed the information it received, including a memorandum from legal counsel on the responsibilities of the Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered the Adviser’s oral presentation, and deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser.

In considering whether to approve the Agreement, the Board took into consideration (i) the nature, extent, and quality of the services to be provided by the Adviser to the Fund; (ii) the Adviser’s expected costs of and profits to be realized from providing advisory services to the Fund, including any fall-out benefits to be enjoyed by the Adviser or its affiliates; (iii) comparative fee and expense data for the Fund; (iv) the extent to which the advisory fee for the Fund reflects economies of scale to be shared with Fund shareholders; and (v) other factors the Board deemed to be relevant. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately without management present.

Nature, Extent, and Quality of Services

In considering the nature, extent, and quality of services to be provided to the Fund, the Board considered ETC’s specific responsibilities in all aspects of day-to-day management of the Fund. The Board noted that such responsibilities would include providing investment advice to the Fund, monitoring compliance with various Fund policies and procedures and applicable securities regulations, trading portfolio securities and other investment instruments on behalf of the Fund, selecting broker-dealers to execute purchase and sale transactions, determining the daily baskets of deposit securities and cash components, executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis, oversight of general portfolio compliance with relevant law, responsibility for quarterly reporting to the Board, and implementation of Board directives as they relate to the Fund. The Board considered the qualifications, experience, and responsibilities of ETC’s investment personnel, the quality of ETC’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that ETC has appropriate compliance policies and procedures in place. The Board noted that it had recently reviewed ETC’s registration on Form ADV and that it had been provided with ETC’s responses to a detailed series of questions, which included a description of ETC’s operations, service, offerings, personnel, compliance program, risk management program, and financial condition. The Board considered ETC’s experience working with ETFs, including other series of the Trust and other ETFs managed by ETC outside the Trust. The Board also considered other services to be provided to the Fund by ETC, such as arranging for transfer agency,

Nifty India Financials ETF

Board Consideration of Approval of Advisory Agreement

October 31, 2020 (Unaudited) (Continued)

custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate; administering the Fund’s business affairs; providing office facilities and equipment and certain clerical bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to the Fund’s business activities; supervising the Fund’s registration as an investment company and the offering of its shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust. Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services to be provided to the Fund by ETC.

Performance

Because the Fund is new and has not yet commenced operations, the Board noted that there was no historical performance to consider. The Board took note of the Fund’s index-based investment objective, which makes analysis of investment performance different than an analysis of performance for actively-managed funds, particularly on an absolute basis. The Board considered that, as an index-based ETF, the Fund’s performance is expected to reasonably track the performance of its underlying index and that the Fund’s performance would not be the direct result of investment decisions made by ETC, which would have relatively limited investment discretion. Consequently, with respect to the Fund’s performance, the Board in the future would focus on how well the Fund’s performance tracked the performance of its underlying index, and the extent to which the Fund achieved its investment objective as a passively-managed ETF. The index’s back-tested performance was not considered as part of the Board’s review.

Cost of Advisory Services and Profitability

The Board reviewed the advisory fee to be paid to ETC for its services to the Fund under the Agreement. The Board reviewed a report prepared by an independent third party comparing the Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the Fund’s advisory fee is within the range of advisory fees paid by the peer funds. The Board took into consideration that the advisory fee is a “unitary fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, ETC will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board considered information provided about the costs and expenses to be incurred by ETC in providing advisory services, evaluated the compensation and benefits to be received by ETC from its relationship with the Fund, and reviewed a profitability analysis from ETC with respect to the Fund. The Board considered the risks borne by ETC associated with providing services to the Fund, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund. In light of this information, the Board concluded that the advisory fee was reasonable in light of the services to be rendered.

Economies of Scale

The Board also considered the expected costs, and anticipated profits, of the advisory services to the Fund, and the potential for economies of scale as Fund assets grow. The Board noted that it would have an opportunity to evaluate the extent to which economies of scale are being shared if and when the Fund experiences significant growth.

Nifty India Financials ETF

Board Consideration of Approval of Advisory Agreement

October 31, 2020 (Unaudited) (Concluded)

Conclusion

No single factor was determinative of the Board’s decision to approve the Agreement on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Agreement, including the compensation payable thereunder, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreement was in the best interests of the Fund and its shareholders.

Nifty India Financials ETF

Disclosure of Fund Expenses

October 31, 2020 (Unaudited)

All ETFs have operating expenses. As a shareholder of the Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 20, 2020 to October 31, 2020) (unless otherwise noted below). The table below illustrates the Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/20/2020	Ending Account Value 10/31/2020	Annualized Expense Ratios	Expenses Paid During Period
Actual Fund Return	$1,000.00	$968.00	0.75%	$0.23	(1)
Hypothetical 5% Return	$1,000.00	$1,020.92	0.75%	$4.33	(2)

(1)   Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 10/365 (to reflect the period since inception).

(2)   Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

Nifty India Financials ETF

Supplemental Information

(Unaudited)

NAV is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The NAV of the Fund may also be impacted by the accrual of deferred taxes. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.indiafinancials.com.

10900 Hefner Pointe Drive, Suite 401
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 401
Oklahoma City, OK 73120

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
151 North Franklin Street
Suite 575
Chicago, IL 60606

This information must be preceded or accompanied by a current prospectus for the Fund.

IND-SA-001-0100

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens,
Date: January 8, 2021	Trustee and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens,
Date: January 8, 2021	Trustee and President

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr.,
Date: January 8, 2021	Treasurer